   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 2011

                                                 FILE NOS. 333-63531; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 42                            [X]

                             AND/OR
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 275                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on (date) pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

A. LIQUIDATION OF GENWORTH VARIABLE INSURANCE TRUST AND PROPOSED SUBSTITUTION

On September 30, 2011, the Board of Trustees (the "Board") of Genworth Variable Insurance Trust ("GVIT") voted to approve a Plan of Liquidation that would result in the liquidation of all GVIT portfolios. In accordance with the Board's decision to terminate operations, and subject to the approval by shareholders of the proposed substitutions described below, all GVIT portfolios will be liquidated effective at the close of business on or about January 27, 2012.

On or about the close of business January 27, 2012, Genworth Life and Annuity Insurance Company (the "Company") and Genworth Life & Annuity VA Separate Account 1 plan to substitute shares of certain portfolios of GVIT specified below (the "Existing Portfolios") for shares of certain portfolios of Fidelity(R) Variable Insurance Products Fund ("Fidelity VIP Fund") specified below (the "Substitute Portfolios").

The effect of the proposed substitutions would be to replace the Existing Portfolios with the Substitute Portfolios as investment options under your Contract, as follows:

          EXISTING PORTFOLIOS                   SUBSTITUTE PORTFOLIOS
 -----------------------------------------------------------------------------
 Genworth Calamos Growth Fund           Fidelity VIP Growth Opportunities
                                        Portfolio -- Service Class 2
 Genworth PYRAMIS(R) Small/Mid Cap      Fidelity VIP Mid Cap Portfolio --
   Core Fund                            Service Class 2
 Genworth Davis NY Venture Fund         Fidelity VIP Equity-Income Portfolio
                                        -- Service Class 2
 Genworth Eaton Vance Large Cap Value   Fidelity VIP Equity-Income Portfolio
   Fund                                 -- Service Class 2
 Genworth Legg Mason ClearBridge        Fidelity VIP Growth Stock Portfolio
   Aggressive Growth Fund               -- Service Class 2
 Genworth PIMCO StocksPLUS Fund         Fidelity VIP Contrafund(R) Portfolio
                                        -- Service Class 2
 Genworth Goldman Sachs Enhanced Core   Fidelity VIP Investment Grade Bond
   Bond Index Fund                      Portfolio -- Service Class 2
 Genworth Enhanced International Index  Fidelity VIP Contrafund(R) Portfolio
   Fund                                 -- Service Class 2
 Genworth 40/60 Index Allocation Fund   Fidelity VIP FundsManager(R) 50%
                                        Portfolio -- Service Class 2
 Genworth 60/40 Index Allocation Fund   Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Moderate Allocation Fund      Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Growth Allocation Fund        Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2

The proposed substitutions will not be carried out unless shareholders of the Existing Portfolios as of a to-be-specified record date approve the substitutions. The Company anticipates that, if shareholder approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur on or about the close of business January 27, 2012.

19778 SUPPC 10/14/11

Contract owners invested in the Existing Portfolios as of the record date will receive detailed information about the liquidation and proposed substitutions in a proxy statement provided by GVIT expected to be mailed in November 2011. The proxy statement will include information such as a comparison of the fees and expenses, investment objectives, investment strategies and principal risks of the Existing Portfolio and Substitute Portfolios.

The Company proposes to carry out the proposed substitutions by redeeming shares of the Existing Portfolios and purchasing shares of the corresponding Substitute Portfolios. Any contract value that you have allocated to a subaccount investing in the Existing Portfolio(s) on the date of the substitutions will, in effect, be transferred to a subaccount investing in the corresponding Substitute Portfolio(s). At any time prior to the proposed substitutions, or within 90 days after the proposed substitutions, you may make transfers of contract value from each subaccount investing in the Existing Portfolio(s) (before the substitutions) or the Substitute Portfolio(s) (after the substitutions) to any other available subaccount(s). The Company will not consider such transfers for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. Please note that if you have elected an optional living benefit rider, any transfers are subject to the limitations imposed by the Investment Strategy for that rider.

As a result of the proposed liquidation and substitution, after the close of business January 27, 2012, the percentage allocations and portfolio selections for Asset Allocation Models available in your contract will be updated. More information about the Asset Allocation update is provided later in this supplement.

Prospectuses for the Substitute Portfolios may be obtained free of charge by calling us at (800) 352-9910, or writing us at Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, VA 23230.

B. NEW FIDELITY VIP FUND PORTFOLIOS

As a result of the GVIT liquidation and substitutions, the following new Fidelity VIP Fund portfolios will be added to your Contract:

Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2
Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2
Fidelity VIP Growth Opportunities Portfolio -- Service Class 2
Fidelity VIP Growth Stock Portfolio -- Service Class 2

Effective January 27, 2012:

1. All references to GVIT and its portfolios are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

3. In the "Subaccounts" section of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

--------------------------------------------------------------------------------------------------------------------
                                                                              ADVISER (AND SUB-ADVISER(S), AS
SUBACCOUNT                             INVESTMENT OBJECTIVE                   APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
VIP Balanced Portfolio -- Service      Seeks income and capital growth        Fidelity Management & Research
Class 2                                consistent with reasonable risk.       Company (FMR) (subadvised by Fidelity
                                                                              Investments Money Management, Inc.
                                                                              (FIMM), FMR Co., Inc. (FMRC),
                                                                              Fidelity Research & Analysis Company
                                                                              (FRAC), Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity International Investment
                                                                              Advisors (FIIA), Fidelity
                                                                              International Investment Advisors
                                                                              (U.K.) Limited (FIIA(U.K.)L), and
                                                                              Fidelity Investments Japan Limited
                                                                              (FIJ))
--------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.  FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                                                               U.K., FIIA, FIIA(U.K.)L, and FIJ
--------------------------------------------------------------------------------------------------------------------
VIP Dynamic Capital Appreciation       Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC, FMR
Portfolio -- Service Class 2                                                  U.K., FIIA, FIIA(U.K.)L, and FIJ
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio --         Seeks reasonable income. The fund      FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                        will also consider the potential for   U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       capital appreciation. The fund's goal
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 50% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment
Service Class 2                                                               manager for each VIP FundsManager(R)
                                                                              Portfolio); FMR (fund manager for
                                                                              each underlying Fidelity fund)
--------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 60% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment
Service Class 2                                                               manager for each VIP FundsManager(R)
                                                                              Portfolio); FMR (fund manager for
                                                                              each underlying Fidelity fund)
--------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio -- Service Class  Seeks to achieve capital appreciation. FMR (subadvised by FMRC, FRAC, FMR
2                                                                             U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio --       Seeks high total return through        FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                        combination of current income and      U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       capital appreciation.
--------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio --  The fund seeks to provide capital      FMR (subadvised by FMRC, FMR U.K.,
Service Class 2                        growth.                                Fidelity Management & Research (Hong
                                                                              Kong) Limited (FMR H.K.), and
                                                                              Fidelity Management & Research
                                                                              (Japan) Inc. (FMR Japan))
--------------------------------------------------------------------------------------------------------------------
VIP Growth Stock Portfolio -- Service  The fund seeks capital appreciation.   FMR (subadvised by FMRC, FMR U.K.,
Class 2                                                                       FMR H.K., and FMR Japan)
--------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond Portfolio    Seeks as high a level of current       FMR (subadvised by FIMM, FRAC, FIIA
-- Service Class 2                     income as is consistent with the       and FIIA(U.K.)L)
                                       preservation of capital.
--------------------------------------------------------------------------------------------------------------------
VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.     FMR (subadvised by FMRC, FRAC, FMR
Class 2                                                                       U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio --      Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                                                               U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------

The following Portfolio is not available to contracts issued on or after May 1, 2006:

-------------------------------------------------------------------------------------------------------------------
VIP Asset Manager/SM/ Portfolio --     Seeks to obtain high total return      FMR (subadvised by FIMM, FMRC, FRAC,
Service Class 2                        with reduced risk over the long term   FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       by allocating its assets among
                                       stocks, bonds, and short-term
                                       investments.
-------------------------------------------------------------------------------------------------------------------

4. In the "Subaccounts" section of the prospectus, the section titled "Information about the Genworth Variable Insurance Trust" is deleted.

5. Under "Payments from Funds and Fund Affiliates" in the "Subaccounts" section of the prospectus, GVIT and its portfolios are deleted from the list of portfolios that pay a service fee.

6. In the "Subaccounts" section of the prospectus, GVIT is deleted from the list of funds that pay 12b-1 fees to Capital Brokerage Corporation.

7. Under "The Asset Allocation Models" in the "Asset Allocation Program" section of the prospectus, all references to the relationship between GVIT and Genworth Financial Wealth Management, Inc. (GFWM) are deleted.

C. ASSET ALLOCATION MODELS

Effective after the close of business January 27, 2012, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)    2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012



                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

Effective after the close of business January 27, 2012, the Build Your Own Asset Allocation Model will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Build Your Own Asset Allocation Models, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares                          PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service     Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares                                   Administrative Class
Genworth Davis NY Venture Fund -- Service Shares            Fidelity VIP Dynamic Capital              Shares
Genworth Eaton Vance Large Cap Value Fund                    Appreciation Portfolio -- Service
Genworth PIMCO StocksPLUS Fund -- Service Shares             Class 2
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Growth Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Invesco Van Kampen V.I. Comstock Fund -- Series II shares   Fidelity VIP Mid Cap Portfolio --
 (formerly, Van Kampen Life Investment Trust - Comstock      Service Class 2
 Portfolio -- Class II Shares)                              Fidelity VIP Value Strategies Portfolio
Invesco Van Kampen V.I. Equity and Income Fund --            -- Service Class 2
 Series II shares (formerly, The Universal Institutional    GE Investments Funds Real Estate
 Funds, Inc. -- Equity and Income Portfolio --               Securities Fund -- Class 1 Shares
 Class II Shares)                                           GE Investments Funds Small-Cap Equity
Janus Aspen Balanced Portfolio -- Service Shares             Fund -- Class 1 Shares
MFS(R) Total Return Series -- Service Class Shares          Genworth Calamos Growth Fund -- Service
Oppenheimer Balanced Fund/VA -- Service Shares               Shares
Oppenheimer Capital Appreciation Fund/VA -- Service         Genworth Enhanced International Index
 Shares                                                      Fund -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares     Genworth Legg Mason ClearBridge
Oppenheimer Main Street Fund/VA -- Service Shares            Aggressive Growth Fund -- Service
                                                             Shares
                                                            Genworth PYRAMIS(R) Small/Mid Cap Core
                                                             Fund -- Service Shares (formerly,
                                                             Genworth Columbia Mid Cap Value Fund
                                                             -- Service Shares)
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street
                                                             Small-& Mid-Cap Fund(R)/VA -- Service
                                                             Shares (formerly, Oppenheimer Main
                                                             Street Small Cap Fund/VA -- Service
                                                             Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund -- Class 2)


             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012



                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Administrative Class
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Total Return
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Dynamic Capital
Invesco V.I. International Growth Fund -- Series II shares   Appreciation Portfolio -- Service
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Class 2
 (formerly, Van Kampen Life Investment Trust - Comstock     Fidelity VIP Growth Portfolio --
 Portfolio -- Class II Shares)                               Service Class 2
Invesco Van Kampen V.I. Equity and Income Fund --           Fidelity VIP Growth Opportunities
 Series II shares (formerly, The Universal Institutional     Portfolio -- Service Class 2
 Funds, Inc. -- Equity and Income Portfolio --              Fidelity VIP Growth Stock Portfolio --
 Class II Shares)                                            Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares           Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares              Fidelity VIP Value Strategies Portfolio
Oppenheimer Capital Appreciation Fund/VA -- Service          -- Service Class 2
 Shares                                                     GE Investments Funds Real Estate
Oppenheimer Global Securities Fund/VA -- Service Shares      Securities Fund -- Class 1 Shares
Oppenheimer Main Street Fund/VA -- Service Shares           GE Investments Funds Small-Cap Equity
                                                             Fund -- Class 1 Shares
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/ VA -- Service Shares
                                                             (formerly, Oppenheimer Main Street
                                                             Small Cap Fund/VA -- Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund -- Class 2)


Part A and Part B of Post-Effective Amendment No. 41 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2011, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 42 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 13, 2002 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-63531.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(a)       Form of contract.

 (4)(a)(i) Contract Form P1151. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-96513.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(ii)    Pension Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-63531.

 (4)(b)(xiii)  Annuity Cross Funding Endorsement P5229 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xv)(a) Guaranteed Income Rider. Previously filed on December 3, 2003 with
               Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)(b) Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)(a)   Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xvi)(b)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with
                  Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xvii)     Guaranteed Minimum Withdrawal Benefit. Previously filed on February
                  23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
                  & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xviii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 28, 2005 with Post-Effective Amendment No. 21 to Form
                  N-4 to GE Life & Annuity Separate Account 4, Registration
                  No. 333-63531.

 (4)(b)(xviii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post-Effective Amendment No. 27 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(c) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
                  April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration No.
                  333-63531.

 (4)(b)(xviii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 32 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(e) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)              Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreements. Previously filed on April 18, 2003 with
                  Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                  Separate Account 4, SEC File No. 333-63531.

 (7)(a)           Amendments to Reinsurance Agreements. Previously filed on April 30,
                  2004 with Post Effective Amendment No. 14 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-63531.

 (8)(a)(i)        Amended and Restated Fund Participation Agreement among Variable
                  Insurance Products Funds, Fidelity Distributors Corporation and
                  Genworth Life and Annuity Insurance Company. Previously filed on
                  April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-63531.

 (8)(a)(ii)       First Amendment to Amended and Restated Fund Participation Agreement
                  among Variable Insurance Products Funds, Fidelity Distributors
                  Corporation and Genworth Life and Annuity Insurance Company.
                  Previously filed on April 25, 2008 with Post-Effective Amendment
                  No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Management Corporation, and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)    [Reserved.]

 (8)(d)    Participation Agreement between Janus Capital Corporation and GE Life
           & Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(g)    Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(h)    [Reserved.]

 (8)(i)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on September
           28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(j)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(k)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(l)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(m)    [Reserved.]

 (8)(n)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(o)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(p)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(q)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(q)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(r)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(t)    [Reserved.]

 (8)(u)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(u)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 16 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (8)(w)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(x)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(z)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(aa)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(bb)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 36 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(cc)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(dd)   Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2011 with Post-Effective Amendment No. 41 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

(14)(a)    Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 41 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(14)(b)    Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan(1)   Director
Matthew P. Clark        Director and Vice President
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Amy R. Corbin           Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 1,192 owners of Qualified Contracts and 2,666 owners of Non-Qualified Contracts as of October 6, 2011.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life & Annuity VA Separate Account 3.

   (b)


         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.         President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Amy R. Corbin.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
Vidal J. Torres Jr..... 6610 W. Broad St.         Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.5%    $59.7 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 14th day of October, 2011.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     Registrant

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY: GENWORTH LIFE AND ANNUITY INSURANCE
                                         COMPANY
                                       (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                        TITLE                    DATE
             ----                        -----                    ----

   /s/  THOMAS M. STINSON*   Director, Chairman of the      October 14, 2011
   -------------------------   Board, President and Chief
      THOMAS M. STINSON        Executive Officer

   /s/  RONALD P. JOELSON*   Director, Senior Vice          October 14, 2011
   -------------------------   President and Chief
      RONALD P. JOELSON        Investment Officer

      /s/  PAUL A. HALEY     Director, Senior Vice          October 14, 2011
   -------------------------   President and Chief Actuary
        PAUL A. HALEY

   /s/  GREGORY S. KARAWAN*  Director                       October 14, 2011
   -------------------------
      GREGORY S. KARAWAN

    /s/  MATTHEW P. CLARK*   Director and Vice President    October 14, 2011
   -------------------------
       MATTHEW P. CLARK

     /s/  AMY R. CORBIN*     Senior Vice President and      October 14, 2011
   -------------------------   Chief Financial Officer
        AMY R. CORBIN

     /s/  JAC J. AMERELL*    Vice President and Controller  October 14, 2011
   -------------------------
        JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of Attorney    October 14, 2011
      ----------------------    executed on April 1, 2011 and
          PAUL A. HALEY         October 11, 2011.